Portfolio of Investments
Touchstone Flexible Income Fund – December 31, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 32.7%
	Financials — 15.9%
$ 9,679,000	Ally Financial, Inc., 6.646%, 1/17/40	$ 9,379,781
19,409,000	Ally Financial, Inc., Ser C, 4.700%(A)	16,962,189
5,837,000	Arch Capital Group Ltd., 3.635%, 6/30/50	4,165,767
10,625,000	Athene Holding Ltd., 3.950%, 5/25/51	7,648,605
669,000	Bank of America Corp., 5.080%, 1/20/27	670,907
24,208,000	Bank of America Corp., MTN, 1.197%, 10/24/26	23,518,279
4,791,000	Bank of America Corp., Ser DD, 6.300%(A)	4,817,700
4,663,000	Bank of New York Mellon Corp. (The), Ser G, 4.700%(A)	4,618,742
3,032,000	Barclays PLC (United Kingdom), 3.330%, 11/24/42	2,197,257
25,867,000	Charles Schwab Corp. (The), Ser G, 5.375%(A)	25,705,397
9,080,000	Citigroup, Inc., 3.106%, 4/8/26	9,036,436
4,793,000	Citigroup, Inc., Ser DD, 7.000%(A)	5,054,579
6,760,000	Citigroup, Inc., Ser W, 4.000%(A)	6,578,111
5,770,000	Goldman Sachs Group, Inc. (The), 3.210%, 4/22/42	4,210,069
3,526,000	Goldman Sachs Group, Inc. (The), Ser Q, 7.379%(A)	3,523,246
6,230,000	Goldman Sachs Group, Inc. (The), Ser VAR, 1.093%, 12/9/26	6,014,832
21,030,000	JPMorgan Chase & Co., 2.005%, 3/13/26	20,908,352
24,485,000	JPMorgan Chase & Co., 2.595%, 2/24/26	24,401,386
14,045,000	Lincoln National Corp., Ser C, 9.250%(A)†	15,346,536
9,621,000	Morgan Stanley, 2.484%, 9/16/36	7,826,780
8,867,000	Nasdaq, Inc., 3.250%, 4/28/50	5,938,189
5,718,000	Regions Financial Corp., Ser D, 5.750%(A)	5,670,192
1,763,000	UBS Group AG (Switzerland), 144a, 9.250%(A)	1,905,929
38,845,000	Wells Fargo & Co., MTN, 2.164%, 2/11/26	38,726,140
		254,825,401
	Utilities — 5.7%
6,060,000	American Electric Power Co., Inc., 3.250%, 3/1/50	3,898,004
4,955,000	Berkshire Hathaway Energy Co., 2.850%, 5/15/51	3,014,167
12,972,000	Dominion Energy, Inc., Ser A, 6.875%, 2/1/55	13,443,292
5,475,000	Dominion Energy, Inc., Ser B, 7.000%, 6/1/54	5,781,513
9,445,000	Duke Energy Corp., 3.300%, 6/15/41	6,941,249
21,825,000	Edison International, Ser A, 5.375%(A)	21,521,155
9,310,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	6,390,136
31,174,000	Sempra Energy, 4.875%(A)	30,768,328
		91,757,844
	Energy — 3.9%
5,179,000	BP Capital Markets America, Inc., 3.001%, 3/17/52	3,238,348
31,478,000	BP Capital Markets PLC (United Kingdom), 4.875%(A)	30,067,109
2,610,000	Enbridge, Inc. (Canada), 8.500%, 1/15/84	2,899,057
6,731,000	Energy Transfer LP, 8.000%, 5/15/54	7,054,000
4,593,000	Energy Transfer LP, Ser G, 7.125%(A)	4,609,135
7,304,000	Kinder Morgan, Inc., 3.250%, 8/1/50	4,633,229
6,345,000	Valero Energy Corp., 3.650%, 12/1/51	4,283,724
9,436,000	Williams Cos., Inc. (The), 3.500%, 10/15/51	6,441,691
		63,226,293
	Real Estate — 2.0%
5,860,000	American Tower Corp. REIT, 2.950%, 1/15/51	3,642,508
22,176,000	Rithm Capital Corp. REIT, 144a, 8.000%, 4/1/29	22,189,576
9,498,000	Simon Property Group LP REIT, 3.250%, 9/13/49	6,390,312
		32,222,396
	Consumer Discretionary — 1.3%
15,459,000	NCL Corp. Ltd., 144a, 8.375%, 2/1/28	16,163,492
7,734,000	Starbucks Corp., 3.500%, 11/15/50	5,354,933
		21,518,425
	Information Technology — 1.3%
10,401,000	Micron Technology, Inc., 3.477%, 11/1/51	7,037,493
Principal Amount		Market Value
	Corporate Bonds — 32.7% (Continued)
	Information Technology — 1.3% (Continued)
$ 9,054,000	Oracle Corp., 3.600%, 4/1/40	$ 7,089,221
8,870,000	Oracle Corp., 3.850%, 4/1/60	6,105,161
		20,231,875
	Communication Services — 0.9%
5,171,000	Alibaba Group Holding Ltd. (Cayman Islands), 3.150%, 2/9/51	3,334,387
8,642,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 6/1/41	5,927,416
9,553,000	Verizon Communications, Inc., 2.875%, 11/20/50	5,878,348
		15,140,151
	Consumer Staples — 0.5%
3,365,000	Macy's Retail Holdings LLC, 4.300%, 2/15/43	2,334,374
4,906,000	Post Holdings, Inc., 144a, 6.250%, 2/15/32	4,868,575
		7,202,949
	Materials — 0.4%
10,329,000	LYB International Finance III LLC, 3.625%, 4/1/51	6,947,703
	Health Care — 0.4%
10,441,000	Biogen, Inc., 3.150%, 5/1/50	6,588,049
	Industrials — 0.4%
9,384,000	RTX Corp., 3.030%, 3/15/52	5,946,043
	Total Corporate Bonds	$525,607,129
	Asset-Backed Securities — 19.2%
105,969,003	Ally Auto Receivables Trust, Ser 2024-1, Class CERT, 144a, 2/16/32	5,631,935
4,499,932	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class B, 144a, 5.827%, 5/17/32	4,551,929
8,217,268	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class C, 144a, 6.022%, 5/17/32	8,323,349
2,347,791	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Class D, 144a, 6.315%, 5/17/32	2,381,236
20,988,364	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class A2, 144a, 4.970%, 9/15/32	21,019,563
11,426,998	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class B, 144a, 5.117%, 9/15/32	11,435,423
7,229,325	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class C, 144a, 5.215%, 9/15/32	7,234,639
5,363,693	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class D, 144a, 5.410%, 9/15/32	5,367,539
3,498,061	Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Class E, 144a, 6.678%, 9/15/32	3,505,467
4,096,939	American Homes 4 Rent Trust, Ser 2015-SFR1, Class A, 144a, 3.467%, 4/17/52	4,077,172
5,000,000	American Homes 4 Rent Trust, Ser 2015-SFR1, Class C, 144a, 4.110%, 4/17/52	4,977,671
9,333,896	American Homes 4 Rent Trust, Ser 2015-SFR1, Class E, 144a, 5.639%, 4/17/52	9,318,635
14,449,000	American Homes 4 Rent Trust, Ser 2015-SFR1, Class F, 144a, 5.885%, 4/17/52	14,418,716
3,500,000	AMSR Trust, Ser 2019-SFR1, Class B, 144a, 3.023%, 1/19/39	3,358,719
7,225,000	AMSR Trust, Ser 2019-SFR1, Class I, 144a, 8.976%, 1/19/39	7,327,489
2,970,000	AMSR Trust, Ser 2020-SFR2, Class D, 144a, 3.282%, 7/17/37	2,934,684
2,700,000	AMSR Trust, Ser 2020-SFR2, Class E1, 144a, 4.028%, 7/17/37	2,676,370
7,775,000	AMSR Trust, Ser 2020-SFR2, Class F, 144a, 5.245%, 7/17/37	7,743,996

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 19.2% (Continued)
$ 3,000,000	AMSR Trust, Ser 2020-SFR2, Class G, 144a, 4.000%, 7/17/37	$ 2,963,921
17,900,910	AMSR Trust, Ser 2020-SFR2, Class I, 144a, 5.250%, 7/17/37	17,614,411
450,000	AMSR Trust, Ser 2020-SFR3, Class E2, 144a, 2.756%, 9/17/37	440,465
8,500,000	AMSR Trust, Ser 2020-SFR3, Class I, 144a, 7.379%, 9/17/37	8,494,010
1,000,000	AMSR Trust, Ser 2020-SFR4, Class F, 144a, 2.856%, 11/17/37	973,766
6,957,000	AMSR Trust, Ser 2020-SFR4, Class G2, 144a, 4.870%, 11/17/37	6,877,468
2,600,000	AMSR Trust, Ser 2020-SFR5, Class G, 144a, 4.112%, 11/17/37	2,554,771
10,369,963	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class A, 144a, (SOFR30A + 1.100%), 5.669%, 12/26/31(B)	10,395,162
1,923,001	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class B, 144a, (SOFR30A + 1.300%), 5.869%, 12/26/31(B)	1,927,419
1,210,779	Bayview Opportunity Master Fund VII LLC, Ser 2024-CAR1, Class C, 144a, (SOFR30A + 1.500%), 6.069%, 12/26/31(B)	1,214,671
27,000	Chase Auto Owner Trust, Ser 2024-4A, Class R1, 144a, 11/25/31	10,299,644
32,000	Chase Auto Owner Trust (), Ser 2024-5A, Class R1, 144a, 1/26/32	10,553,598
361,592	First Investors Auto Owner Trust, Ser 2021-1A, Class C, 144a, 1.170%, 3/15/27	360,132
1,000,000	FirstKey Homes Trust, Ser 2020-SFR1, Class E, 144a, 2.791%, 8/17/37	979,714
7,300,000	FirstKey Homes Trust, Ser 2020-SFR2, Class D, 144a, 1.968%, 10/19/37	7,089,121
1,230,000	FirstKey Homes Trust, Ser 2020-SFR2, Class F1, 144a, 3.017%, 10/19/37	1,201,877
300,000	FirstKey Homes Trust, Ser 2020-SFR2, Class F3, 144a, 3.366%, 10/19/37	293,170
300,000	FirstKey Homes Trust, Ser 2020-SFR2, Class G1, 144a, 4.000%, 10/19/37	294,361
300,000	FirstKey Homes Trust, Ser 2020-SFR2, Class G2, 144a, 4.500%, 10/19/37	295,275
1,279,702	Home Partners of America Trust, Ser 2019-1, Class C, 144a, 3.256%, 9/17/39	1,200,202
1,112,111	JPMorgan Chase Bank NA - CACLN, Ser 2021-2, Class F, 144a, 4.393%, 12/26/28	1,111,356
2,000,000	JPMorgan Chase Bank NA - CACLN, Ser 2021-3, Class F, 144a, 3.694%, 2/26/29	1,989,071
95,291	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	95,915
1,755,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-2A, Class B, 144a, (TSFR3M + 1.662%), 6.183%, 5/20/29(B)	1,758,068
3,031,339	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class A1, 144a, (TSFR3M + 1.062%), 5.679%, 7/20/29(B)	3,032,906
5,080,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 2.012%), 6.629%, 7/20/29(B)	5,086,360
6,352,642	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (TSFR3M + 1.062%), 5.718%, 10/15/29(B)	6,359,026
1,027,191	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2022-2A, Class A1, 144a, (TSFR3M + 1.270%), 5.926%, 10/15/30(B)	1,028,606
Principal Amount		Market Value
	Asset-Backed Securities — 19.2% (Continued)
$ 5,350,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2022-2A, Class A2, 144a, (TSFR3M + 1.900%), 6.556%, 10/15/30(B)	$ 5,359,662
2,585,000	Progress Residential, Ser 2021-SFR1, Class B, 144a, 1.303%, 4/17/38	2,510,424
2,848,000	Progress Residential, Ser 2021-SFR1, Class C, 144a, 1.555%, 4/17/38	2,763,866
7,845,000	Progress Residential, Ser 2021-SFR1, Class D, 144a, 1.805%, 4/17/38	7,626,530
975,000	Progress Residential, Ser 2021-SFR3, Class B, 144a, 1.888%, 5/17/26	941,395
3,188,832	Progress Residential, Ser 2021-SFR4, Class A, 144a, 1.558%, 5/17/38	3,069,212
5,430,000	Progress Residential, Ser 2021-SFR4, Class B, 144a, 1.808%, 5/17/38	5,237,243
3,950,000	Progress Residential Trust, Ser 2021-SFR5, Class D, 144a, 2.109%, 7/17/38	3,781,810
3,343,556	Progress Residential Trust, Ser 2021-SFR6, Class A, 144a, 1.524%, 7/17/38	3,199,238
8,846,494	Redwood Funding Trust, Ser 2023-1, Class A, 144a, 7.500%, 7/25/59(B)(C)	8,821,845
3,728,108	Symphony Static CLO I Ltd. (Cayman Islands), Ser 2021-1A, Class A, 144a, (TSFR3M + 1.092%), 5.717%, 10/25/29(B)	3,730,580
5,000,000	Tricon American Homes Trust, Ser 2018-SFR1, Class B, 144a, 3.739%, 5/17/37	4,971,188
16,350,000	Tricon American Homes Trust, Ser 2018-SFR1, Class C, 144a, 4.044%, 5/17/37	16,251,150
2,700,000	Tricon American Homes Trust, Ser 2018-SFR1, Class E, 144a, 4.564%, 5/17/37	2,685,813
5,581,682	US Bank NA, Ser 2023-1, Class B, 144a, 6.789%, 8/25/32	5,661,581
	Total Asset-Backed Securities	$309,380,535
	Agency Collateralized Mortgage Obligations — 12.5%
4,964,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Class XAM, 1.242%, 6/25/29(B)(C)(D)	247,517
56,240,097	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.575%, 4/25/30(B)(C)(D)	3,727,093
35,365,215	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.693%, 4/25/30(B)(C)(D)	2,439,199
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.404%, 6/25/48(B)(C)(D)	1,015,504
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.868%, 4/25/30(B)(C)(D)	2,423,200
35,161,062	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.569%, 5/25/30(B)(C)(D)	2,375,819
19,436,545	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.178%, 4/25/48(B)(C)(D)	2,753,299
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.798%, 5/25/30(B)(C)(D)	2,945,660
111,971,505	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.431%, 5/25/30(B)(C)(D)	6,964,661

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.5% (Continued)
$ 15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.005%, 7/25/48(B)(C)(D)	$ 2,063,254
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.666%, 5/25/30(B)(C)(D)	823,905
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.583%, 6/25/30(B)(C)(D)	794,891
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.735%, 8/25/48(B)(C)(D)	2,333,415
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 2.956%, 9/25/48(B)(C)(D)	2,855,218
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.019%, 9/25/47(B)(C)(D)	3,521,372
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.431%, 9/25/30(B)(C)(D)	2,728,061
24,368,853	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.692%, 10/25/48(B)(C)(D)	2,971,567
4,900,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K119, Class X3, 2.728%, 9/25/48(B)(C)(D)	638,933
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.740%, 11/25/48(B)(C)(D)	1,460,728
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.772%, 11/25/48(B)(C)(D)	2,106,616
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.630%, 1/25/49(B)(C)(D)	1,187,854
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.627%, 2/25/49(B)(C)(D)	935,700
9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.620%, 2/25/49(B)(C)(D)	1,161,667
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.652%, 2/25/49(B)(C)(D)	2,098,045
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.651%, 3/25/49(B)(C)(D)	4,870,633
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.781%, 4/25/31(B)(C)(D)	2,470,154
10,595,456	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.097%, 8/25/48(B)(C)(D)	1,681,844
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.215%, 7/25/31(B)(C)(D)	2,820,163
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 2.947%, 9/25/31(B)(C)(D)	1,577,881
29,501,666	FHLMC Multifamily Structured Pass Through Certificates, Ser K132, Class X3, 2.887%, 8/25/31(B)(C)(D)	4,408,903
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.5% (Continued)
$ 9,413,138	FHLMC Multifamily Structured Pass Through Certificates, Ser K134, Class X3, 2.660%, 10/25/49(B)(C)(D)	$ 1,318,775
218,478,564	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X1, 0.396%, 12/25/31(B)(C)(D)	4,274,664
21,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X3, 2.825%, 12/25/31(B)(C)(D)	3,158,184
96,839,687	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class XAM, 0.567%, 12/25/31(B)(C)(D)	3,123,177
20,601,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K137, Class X3, 2.878%, 1/25/49(B)(C)(D)	3,160,558
31,585,759	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class X3, 3.035%, 2/25/49(B)(C)(D)	5,195,560
97,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class XAM, 0.766%, 2/25/32(B)(C)(D)	4,426,790
31,370,856	FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Class X3, 2.945%, 3/25/49(B)(C)(D)	4,998,635
10,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Class X3, 3.140%, 4/25/50(B)(C)(D)	1,816,051
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.679%, 3/25/38(B)(C)(D)	1,537,234
9,734,512	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X1, 1.509%, 5/25/35(B)(C)(D)	1,072,250
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.457%, 10/25/38(B)(C)(D)	4,641,447
36,100,501	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.323%, 7/25/35(B)(C)(D)	3,458,016
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.284%, 8/25/38(B)(C)(D)	12,498,100
11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.800%, 12/25/38(B)(C)(D)	2,343,178
57,422,026	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X1, 0.471%, 2/25/36(B)(C)(D)	2,031,316
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.093%, 4/25/39(B)(C)(D)	1,165,164
53,576,622	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 0.979%, 8/25/36(B)(C)(D)	4,125,962
46,617,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-165, Class XAM, 0.905%, 9/25/34(B)(C)(D)	3,314,110
129,104,242	FHLMC Multifamily Structured Pass Through Certificates, Ser K513, Class X1, 0.690%, 12/25/28(B)(C)(D)	3,242,556
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.804%, 11/25/48(B)(C)(D)	964,722

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.5% (Continued)
$ 16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.447%, 3/25/49(B)(C)(D)	$ 1,048,608
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.594%, 4/25/28(B)(C)(D)	1,211,427
9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 2.954%, 6/25/49(B)(C)(D)	825,341
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 2.967%, 8/25/49(B)(C)(D)	3,436,565
47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.667%, 9/25/49(B)(C)(D)	4,090,861
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.004%, 9/25/28(B)(C)(D)	4,683,268
155,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K746, Class XAM, 0.586%, 10/25/28(B)(C)(D)	2,973,923
52,159,495	FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Class X3, 2.548%, 12/25/49(B)(C)(D)	4,387,902
19,560,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K751, Class X3, 4.844%, 3/25/56(B)(C)(D)	4,114,417
5,122,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K755, Class X3, 5.644%, 2/25/31(B)(C)(D)	1,387,865
31,179,400	FHLMC Multifamily Structured Pass Through Certificates, Ser K757, Class X3, 5.554%, 10/25/61(B)(C)(D)	8,939,801
6,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K758, Class X3, 5.174%, 11/25/56(B)(C)(D)	1,715,907
28,967,759	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 1.078%, 7/25/40(B)(C)(D)	1,173,608
71,399,827	FRESB Mortgage Trust, Ser 2020-SB81, Class X1, 1.031%, 10/25/40(B)(C)(D)	2,823,363
33,091,413	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 1.062%, 10/25/40(B)(C)(D)	908,151
47,455,077	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.862%, 1/25/41(B)(C)(D)	1,151,089
25,843,451	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.491%, 1/25/41(B)(C)(D)	498,484
66,421,790	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.376%, 3/25/41(B)(C)(D)	1,402,091
76,245,363	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.626%, 4/25/41(B)(C)(D)	2,140,840
78,900,281	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.702%, 5/25/41(B)(C)(D)	2,067,156
117,847,390	FRESB Mortgage Trust, Ser 2022-SB94, Class X1, 0.040%, 11/25/41(B)(C)(D)	1,435,169
125,804,128	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.295%, 3/25/41(B)(C)(D)	2,367,684
59,866,203	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.577%, 6/25/41(B)(C)(D)	1,333,550
3,465,524	GNMA, Ser 2012-147, Class IO, 0.537%, 4/16/54(B)(C)(D)	35,617
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 12.5% (Continued)
$ 8,783,927	GNMA, Ser 2016-110, Class IO, 0.899%, 5/16/58(B)(C)(D)	$ 369,906
17,785,601	GNMA, Ser 2016-158, Class IO, 0.747%, 6/16/58(B)(C)(D)	630,484
10,407,513	GNMA, Ser 2016-52, Class IO, 0.759%, 3/16/58(B)(C)(D)	379,963
11,346,681	GNMA, Ser 2017-76, Class IO, 0.772%, 12/16/56(B)(C)(D)	431,957
14,592,498	GNMA, Ser 2017-94, Class IO, 0.588%, 2/16/59(B)(C)(D)	499,701
	Total Agency Collateralized Mortgage Obligations	$200,733,903
	U.S. Treasury Obligations — 12.0%
47,463,000	U.S. Treasury Bond, 1.250%, 5/15/50	22,544,925
47,463,000	U.S. Treasury Bond, 1.375%, 8/15/50	23,188,271
63,263,000	U.S. Treasury Bond, 1.625%, 11/15/50	33,047,504
127,841,000	U.S. Treasury Bond, 4.125%, 8/15/53	114,053,149
	Total U.S. Treasury Obligations	$192,833,849
	Non-Agency Collateralized Mortgage Obligations — 9.8%
73,736	Agate Bay Mortgage Trust, Ser 2013-1, Class A1, 144a, 3.500%, 7/25/43(B)(C)	66,708
47,691	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(C)	39,257
2,052,760	Chase Home Lending Mortgage Trust, Ser 2019-ATR1, Class B3, 144a, 4.398%, 4/25/49(B)(C)	1,843,847
4,717,872	Chase Mortgage Finance Corp., Ser 2021-CL1, Class M1, 144a, (SOFR30A + 1.200%), 5.769%, 2/25/50(B)	4,615,988
616,998	CIM Trust, Ser 2018-INV1, Class A4, 144a, 4.000%, 8/25/48(B)(C)	565,675
642,507	CIM Trust, Ser 2019-INV2, Class A15, 144a, 4.000%, 5/25/49(B)(C)	593,185
8,422,094	CIM Trust, Ser 2020-J1, Class A2, 144a, 2.500%, 7/25/50(B)(C)	6,843,616
4,167,603	Connecticut Avenue Securities Trust, Ser 2022-R01, Class 1M1, 144a, (SOFR30A + 1.000%), 5.569%, 12/25/41(B)	4,164,751
721,206	CSMC Trust, Ser 2013-IVR1, Class A1, 144a, 2.500%, 3/25/43(B)(C)	622,437
2,326,472	CSMC Trust, Ser 2013-IVR1, Class A2, 144a, 3.000%, 3/25/43(B)(C)	2,059,579
3,240,134	CSMC Trust, Ser 2018-J1, Class A2, 144a, 3.500%, 2/25/48(B)(C)	2,888,828
650,983	CSMLT Trust, Ser 2015-2, Class A7, 144a, 3.500%, 8/25/45(B)(C)	585,167
1,947,850	EverBank Mortgage Loan Trust, Ser 2013-1, Class B4, 144a, 3.506%, 3/25/43(B)(C)	1,512,827
2,211,830	Fannie Mae Connecticut Avenue Securities, Ser 2021-R02, Class 2M1, 144a, (SOFR30A + 0.900%), 5.469%, 11/25/41(B)	2,210,544
7,207,935	Flagstar Mortgage Trust, Ser 2018-1, Class A13, 144a, 3.500%, 3/25/48(B)(C)	6,382,794
8,805,231	Flagstar Mortgage Trust, Ser 2018-2, Class A14, 144a, 3.500%, 4/25/48(B)(C)	7,697,112
1,612,870	Freddie Mac Seasoned Credit Risk Transfer Trust, Ser 2017-4, Class M, 144a, 4.750%, 6/25/57(B)(C)	1,586,473
1,395,998	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Class M1, 144a, 4.000%, 8/25/56(B)(C)	1,385,988
16,250,000	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2017-2, Class M2, 144a, 4.000%, 8/25/56(B)(C)	15,302,870

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 9.8% (Continued)
$ 6,804,323	Freddie Mac Seasoned Credit Risk Transfer Trust Series, Ser 2018-1, Class M, 4.750%, 5/25/57(B)(C)	$ 6,571,519
4,783,641	Freddie Mac STACR Debt Notes, Ser 2015-DNA1, Class B, (SOFR30A + 9.314%), 13.883%, 10/25/27(B)	4,897,151
2,718,649	Freddie Mac STACR Debt Notes, Ser 2015-DNA2, Class B, (SOFR30A + 7.664%), 12.233%, 12/25/27(B)	2,792,639
372,383	Freddie Mac STACR Debt Notes, Ser 2015-DNA3, Class B, (SOFR30A + 9.464%), 14.033%, 4/25/28(B)	394,818
958,626	Freddie Mac STACR Debt Notes, Ser 2017-HQA3, Class M2B, (SOFR30A + 2.464%), 7.033%, 4/25/30(B)	977,726
5,521,368	Freddie Mac STACR REMIC Trust, Ser 2021-DNA7, Class M1, 144a, (SOFR30A + 0.850%), 5.419%, 11/25/41(B)	5,513,724
820,423	Freddie Mac STACR REMIC Trust, Ser 2022-DNA2, Class M1A, 144a, (SOFR30A + 1.300%), 5.869%, 2/25/42(B)	821,957
45,134	Freddie Mac STACR Trust, Ser 2018-DNA3, Class M2A, 144a, (SOFR30A + 2.214%), 6.783%, 9/25/48(B)	45,186
2,585,169	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ2, Class A1, 144a, 3.500%, 7/25/50(B)(C)	2,266,816
6,158,590	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ5, Class A2, 144a, 3.000%, 3/27/51(B)(C)	5,183,830
146,591	GS Mortgage-Backed Securities Trust, Ser 2014-EB1A, Class 2A4, 144a, 5.976%, 7/25/44(B)(C)	145,540
1,582,326	JP Morgan Mortgage Trust, Ser 2016-1, Class A13, 144a, 3.500%, 5/25/46(B)(C)	1,407,050
2,232,935	JP Morgan Mortgage Trust, Ser 2017-3, Class 1A3, 144a, 3.500%, 8/25/47(B)(C)	1,973,267
1,360,231	JP Morgan Mortgage Trust, Ser 2018-3, Class A1, 144a, 3.500%, 9/25/48(B)(C)	1,198,417
2,075,118	JP Morgan Mortgage Trust, Ser 2018-5, Class A13, 144a, 3.500%, 10/25/48(B)(C)	1,812,560
1,056,844	JP Morgan Mortgage Trust, Ser 2018-5, Class A4, 144a, 3.000%, 10/25/48(B)(C)	919,299
3,713,906	JP Morgan Mortgage Trust, Ser 2018-5, Class B4, 144a, 3.710%, 10/25/48(B)(C)	3,245,859
2,431,099	JP Morgan Mortgage Trust, Ser 2018-6, Class 1A7, 144a, 3.500%, 12/25/48(B)(C)	2,146,734
382,305	JP Morgan Mortgage Trust, Ser 2019-INV2, Class A15, 144a, 3.500%, 2/25/50(B)(C)	341,282
1,924,276	JP Morgan Mortgage Trust, Ser 2020-1, Class A15, 144a, 3.500%, 6/25/50(B)(C)	1,690,356
277,270	JP Morgan Mortgage Trust, Ser 2020-1, Class A5A, 144a, 3.000%, 6/25/50(B)(C)	235,853
317,753	JP Morgan Mortgage Trust, Ser 2020-2, Class A5A, 144a, 3.000%, 7/25/50(B)(C)	269,944
835,035	JP Morgan Mortgage Trust, Ser 2020-7, Class A15, 144a, 3.000%, 1/25/51(B)(C)	705,262
13,968,643	JP Morgan Mortgage Trust, Ser 2020-7, Class A3, 144a, 3.000%, 1/25/51(B)(C)	11,761,415
989,189	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B1, 144a, 4.015%, 11/25/50(B)(C)	858,926
1,377,701	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B3, 144a, 4.015%, 11/25/50(B)(C)	1,183,965
306,538	JP Morgan Mortgage Trust, Ser 2022-3, Class A12, 144a, 3.000%, 8/25/52(B)(C)	291,729
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 9.8% (Continued)
$ 3,268	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 6.645%, 12/25/32(B)	$ 3,237
57,572	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 6.091%, 9/25/34(B)(C)	56,550
1,334,863	New Residential Mortgage Loan Trust, Ser 2015-1A, Class B3, 144a, 5.197%, 5/28/52(B)(C)	1,309,747
9,715	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	8,500
15,381,315	Redwood Funding Trust, Ser 2024-1, Class A, 144a, 7.745%, 12/25/54(B)(C)	15,367,304
1,462,428	Sequoia Mortgage Trust, Ser 2004-3, Class M1, (TSFR1M + 0.864%), 5.235%, 5/20/34(B)	1,485,275
1,506,542	Sequoia Mortgage Trust, Ser 2017-5, Class B2, 144a, 3.787%, 8/25/47(B)(C)	1,372,804
1,530,227	Sequoia Mortgage Trust, Ser 2017-6, Class B2, 144a, 3.722%, 9/25/47(B)(C)	1,398,570
1,546,921	Sequoia Mortgage Trust, Ser 2017-7, Class B2, 144a, 3.724%, 10/25/47(B)(C)	1,407,129
1,460,350	Sequoia Mortgage Trust, Ser 2018-5, Class A7, 144a, 3.500%, 5/25/48(B)(C)	1,296,848
2,249,000	Sequoia Mortgage Trust, Ser 2018-6, Class B4, 144a, 4.163%, 7/25/48(B)(C)	1,679,929
430,355	Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Class A5, 144a, 3.000%, 12/25/49(B)(C)	364,382
11,493,688	Western Alliance Bank, Ser 2021-CL2, Class M1, 144a, (SOFR30A + 3.150%), 7.719%, 7/25/59(B)	11,973,335
	Total Non-Agency Collateralized Mortgage Obligations	$158,344,080
Shares
	Preferred Stocks — 3.9%
	Financials — 3.4%
64,699	AGNC Investment Corp. REIT, Ser C, (TSFR3M + 5.373%), 10.029%(A)	1,667,293
587,235	AGNC Investment Corp. REIT, Ser F, 6.125%(A)	14,469,470
146,575	Allstate Corp. (The), Ser J, 7.375%(A)†	3,901,827
438,461	Annaly Capital Management, Inc. REIT, Ser I, 9.579%(A)	11,285,986
9,859	Carlyle Finance LLC, 4.625%, 5/15/61(A)	175,687
292,843	Lincoln National Corp., Ser D, 9.000%(A)	8,020,970
139,587	Reinsurance Group of America, Inc., 7.125%, 10/15/52(A)	3,601,345
290,000	Rithm Capital Corp. REIT, Ser D, 7.000%(A)	6,890,400
192,309	Virtus Convertible & Income Fund, Ser A, 5.625%(A)	4,080,797
		54,093,775
	Utilities — 0.3%
316,505	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(A)	5,671,769
	Energy — 0.2%
87,656	Enbridge, Inc. (Canada), Ser 5, 6.683%(A)	2,103,744
31,680	Enbridge, Inc. (Canada), Ser L, 5.858%(A)	714,384
		2,818,128
	Total Preferred Stocks	$62,583,672
	Exchange-Traded Fund — 0.2%
42,568	Vanguard Long-Term Corporate Bond ETF	3,183,235

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		MarketValue
Commercial Mortgage-Backed Securities — 0.1%
$ 28,957,215	BANK, Ser 2020-BN26, Class XA, 1.203%, 3/15/63(B)(C)(D)	$ 1,375,520
Shares
	Short-Term Investment Funds — 5.1%
75,832,188	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	75,832,188
5,665,260	Invesco Government & Agency Portfolio, Institutional Class, 4.42%∞Ω**	5,665,260
	Total Short-Term Investment Funds	$81,497,448
Principal Amount
	Short-Term U.S. Treasury Obligations — 3.1%
$ 50,000,000	U.S. Treasury Bills, 4.790%, 2/27/25#	49,671,778
	Total Short-Term Securities	$131,169,226
	Total Investment Securities—98.6% (Cost $1,610,694,181)	$1,585,211,149
	Other Assets in Excess of Liabilities — 1.4%	22,351,323
	Net Assets — 100.0%	$1,607,562,472
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2024.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2024 was $5,406,819.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
STACR – Structured Agency Credit Risk
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $495,529,600 or 30.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$525,607,129	$—	$525,607,129
Asset-Backed Securities	—	309,380,535	—	309,380,535
Agency Collateralized Mortgage Obligations	—	200,733,903	—	200,733,903
U.S. Treasury Obligations	—	192,833,849	—	192,833,849
Non-Agency Collateralized Mortgage Obligations	—	158,344,080	—	158,344,080
Preferred Stocks	62,583,672	—	—	62,583,672
Exchange-Traded Fund	3,183,235	—	—	3,183,235
Commercial Mortgage-Backed Securities	—	1,375,520	—	1,375,520
Short-Term Investment Funds	81,497,448	—	—	81,497,448
Short-Term U.S. Treasury Obligations	—	49,671,778	—	49,671,778
Total	$147,264,355	$1,437,946,794	$—	$1,585,211,149
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Focused Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.8%
	Information Technology — 29.7%
386,631	Apple, Inc.	$ 96,820,135
76,304	Applied Materials, Inc.	12,409,319
271,026	Microsoft Corp.	114,237,459
248,360	NVIDIA Corp.	33,352,264
204,289	Oracle Corp.	34,042,719
113,560	Salesforce, Inc.	37,966,515
99,116	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	19,574,419
114,131	Texas Instruments, Inc.	21,400,704
67,768	Workday, Inc. - Class A*	17,486,177
		387,289,711
	Communication Services — 14.8%
422,311	Alphabet, Inc. - Class C	80,424,907
415,250	Comcast Corp. - Class A	15,584,332
143,175	Meta Platforms, Inc. - Class A	83,830,394
14,308	Netflix, Inc.*	12,753,007
		192,592,640
	Financials — 14.0%
748,902	Bank of America Corp.	32,914,243
61,835	Berkshire Hathaway, Inc. - Class B*	28,028,569
297,862	Charles Schwab Corp. (The)	22,044,767
54,652	Goldman Sachs Group, Inc. (The)	31,294,828
37,000	LPL Financial Holdings, Inc.	12,080,870
13,854	Markel Group, Inc.*	23,915,190
100,160	Visa, Inc. - Class A	31,654,566
		181,933,033
	Health Care — 12.2%
93,543	Becton Dickinson & Co.	21,222,101
129,243	BioMarin Pharmaceutical, Inc.*	8,495,142
317,839	Bristol-Myers Squibb Co.	17,976,974
86,671	HCA Healthcare, Inc.	26,014,301
191,981	Johnson & Johnson	27,764,292
299,617	Medtronic PLC	23,933,406
67,427	UnitedHealth Group, Inc.	34,108,622
		159,514,838
	Consumer Discretionary — 10.8%
134,436	Airbnb, Inc. - Class A*	17,666,235
65,441	Alibaba Group Holding Ltd. (China) ADR	5,548,742
315,140	Amazon.com, Inc.*	69,138,565
206,190	Choice Hotels International, Inc.†	29,274,856
92,657	Floor & Decor Holdings, Inc. - Class A*	9,237,903
190,459	Frontdoor, Inc.*	10,412,393
		141,278,694
	Industrials — 6.0%
123,760	Boeing Co. (The)*	21,905,520
33,977	Hubbell, Inc.	14,232,626
146,106	RTX Corp.	16,907,386
198,319	SS&C Technologies Holdings, Inc.	15,028,614
122,445	Stanley Black & Decker, Inc.	9,831,109
		77,905,255
	Consumer Staples — 5.0%
277,274	Coca-Cola Femsa SAB de CV (Mexico) ADR	21,596,872
Shares		Market Value
	Common Stocks — 98.8% (Continued)
	Consumer Staples — 5.0% (Continued)
324,070	Monster Beverage Corp.*	$ 17,033,119
219,156	Philip Morris International, Inc.	26,375,425
		65,005,416
	Materials — 2.2%
227,014	DuPont de Nemours, Inc.	17,309,818
140,564	International Flavors & Fragrances, Inc.	11,884,686
		29,194,504
	Energy — 2.1%
251,542	Exxon Mobil Corp.	27,058,373
	Real Estate — 2.0%
378,366	Americold Realty Trust, Inc. REIT	8,097,033
70,700	Jones Lang LaSalle, Inc.*	17,896,998
		25,994,031
	Total Common Stocks	$1,287,766,495
	Short-Term Investment Funds — 3.4%
16,388,028	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	16,388,028
28,234,074	Invesco Government & Agency Portfolio, Institutional Class, 4.42%∞Ω**	28,234,074
	Total Short-Term Investment Funds	$44,622,102
	Total Investment Securities—102.2% (Cost $628,053,075)	$1,332,388,597
	Liabilities in Excess of Other Assets — (2.2%)	(28,903,892)
	Net Assets — 100.0%	$1,303,484,705
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2024 was $27,811,042.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,287,766,495	$—	$—	$1,287,766,495
Short-Term Investment Funds	44,622,102	—	—	44,622,102
Total	$1,332,388,597	$—	$—	$1,332,388,597
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Growth Opportunities Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 97.6%
	Information Technology — 40.4%
56,640	Apple, Inc.	$ 14,183,789
17,923	Broadcom, Inc.	4,155,268
65,937	Kyndryl Holdings, Inc.*	2,281,420
28,835	Microsoft Corp.	12,153,953
11,191	Monday.com Ltd.*	2,634,809
120,623	NVIDIA Corp.	16,198,463
20,650	Okta, Inc.*	1,627,220
14,227	Oracle Corp.	2,370,787
12,789	Salesforce, Inc.	4,275,746
4,087	ServiceNow, Inc.*	4,332,710
12,497	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	2,468,033
14,779	Teradyne, Inc.	1,860,972
		68,543,170
	Communication Services — 14.6%
67,996	Alphabet, Inc. - Class A	12,871,643
13,414	Meta Platforms, Inc. - Class A	7,854,031
4,568	Netflix, Inc.*	4,071,550
		24,797,224
	Consumer Discretionary — 12.8%
60,178	Amazon.com, Inc.*	13,202,452
44,584	Chipotle Mexican Grill, Inc.*	2,688,415
48,122	DraftKings, Inc. - Class A*	1,790,138
9,849	Tesla, Inc.*	3,977,420
		21,658,425
	Industrials — 10.4%
4,091	Axon Enterprise, Inc.*	2,431,363
13,110	FTAI Aviation Ltd.	1,888,364
12,888	JB Hunt Transport Services, Inc.	2,199,466
11,316	Regal Rexnord Corp.	1,755,451
2,431	TransDigm Group, Inc.	3,080,758
21,515	TransUnion	1,994,656
9,271	Union Pacific Corp.	2,114,159
19,123	Vertiv Holdings Co. - Class A	2,172,564
		17,636,781
	Health Care — 9.7%
35,213	Ascendis Pharma A/S (Denmark) ADR*	4,847,774
28,334	DexCom, Inc.*	2,203,535
3,085	Eli Lilly & Co.	2,381,620
8,559	ICON PLC*	1,794,908
57,017	Legend Biotech Corp. ADR*	1,855,333
6,444	UnitedHealth Group, Inc.	3,259,762
		16,342,932
Shares		Market Value
	Common Stocks — 97.6% (Continued)
	Financials — 6.7%
38,798	Bank of America Corp.	$ 1,705,172
72,112	Blue Owl Capital, Inc.	1,677,325
24,703	Global Payments, Inc.	2,768,218
16,648	Visa, Inc. - Class A	5,261,434
		11,412,149
	Consumer Staples — 3.0%
3,261	Costco Wholesale Corp.	2,987,956
15,477	Target Corp.	2,092,181
		5,080,137
	Total Common Stocks	$165,470,818
	Short-Term Investment Fund — 2.5%
4,266,790	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	4,266,790
	Total Investment Securities—100.1% (Cost $95,897,817)	$169,737,608
	Liabilities in Excess of Other Assets — (0.1%)	(234,226)
	Net Assets — 100.0%	$169,503,382
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$165,470,818	$—	$—	$165,470,818
Short-Term Investment Fund	4,266,790	—	—	4,266,790
Total	$169,737,608	$—	$—	$169,737,608
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.1%
	Information Technology — 27.8%
122,535	AppLovin Corp. - Class A*	$ 39,680,509
137,490	Atlassian Corp. - Class A*	33,462,316
45,080	Crowdstrike Holdings, Inc. - Class A*	15,424,573
193,834	Datadog, Inc. - Class A*	27,696,940
149,149	DocuSign, Inc.*	13,414,461
13,653	Fair Isaac Corp.*	27,182,167
417,873	Flex Ltd.*	16,042,145
90,076	Globant SA (Argentina)*	19,314,096
53,426	HubSpot, Inc.*	37,225,634
193,587	Lam Research Corp.	13,982,789
137,864	MACOM Technology Solutions Holdings, Inc.*	17,909,912
81,014	Monday.com Ltd.*	19,073,936
645,159	Palantir Technologies, Inc. - Class A*	48,793,375
99,626	PTC, Inc.*	18,318,233
325,462	Pure Storage, Inc. - Class A*	19,993,131
108,871	Teradyne, Inc.	13,709,036
		381,223,253
	Industrials — 23.8%
127,343	AMETEK, Inc.	22,954,849
103,269	Axon Enterprise, Inc.*	61,374,832
95,340	Booz Allen Hamilton Holding Corp.	12,270,258
332,900	Copart, Inc.*	19,105,131
564,314	CSX Corp.	18,210,413
197,461	Dayforce, Inc.*	14,343,567
84,077	GE Vernova, Inc.	27,655,448
107,288	JB Hunt Transport Services, Inc.	18,309,770
73,480	Rockwell Automation, Inc.	20,999,849
34,937	TransDigm Group, Inc.	44,274,961
416,842	Vertiv Holdings Co. - Class A	47,357,420
116,980	Waste Connections, Inc.	20,071,428
		326,927,926
	Financials — 15.0%
167,512	Ares Management Corp. - Class A	29,654,649
90,126	Arthur J Gallagher & Co.	25,582,265
264,008	Block, Inc.*	22,438,040
96,951	Coinbase Global, Inc. - Class A*	24,072,933
200,828	Global Payments, Inc.	22,504,786
55,678	LPL Financial Holdings, Inc.	18,179,424
72,460	M&T Bank Corp.	13,623,205
43,497	MSCI, Inc.	26,098,635
2,249,006	NU Holdings Ltd. (Brazil) - Class A*	23,299,702
		205,453,639
	Health Care — 14.8%
73,286	Alnylam Pharmaceuticals, Inc.*	17,244,929
269,849	Ascendis Pharma A/S (Denmark) ADR*	37,150,112
206,487	Cooper Cos., Inc. (The)*	18,982,350
369,188	DexCom, Inc.*	28,711,751
216,374	GE HealthCare Technologies, Inc.	16,916,119
87,005	ICON PLC*	18,245,819
89,314	Insulet Corp.*	23,317,206
398,038	Legend Biotech Corp. ADR*	12,952,156
117,311	Masimo Corp.*	19,391,508
60,983	Natera, Inc.*	9,653,609
		202,565,559
Shares		Market Value
	Common Stocks — 98.1% (Continued)
	Consumer Discretionary — 9.3%
417,640	Chipotle Mexican Grill, Inc.*	$ 25,183,692
760,684	DraftKings, Inc. - Class A*	28,297,445
84,750	Hilton Worldwide Holdings, Inc.	20,946,810
151,299	SharkNinja, Inc.*	14,730,471
395,547	Tapestry, Inc.	25,841,085
235,301	Tractor Supply Co.	12,485,071
		127,484,574
	Communication Services — 3.1%
108,162	Live Nation Entertainment, Inc.*	14,006,979
239,144	Trade Desk, Inc. (The) - Class A*	28,106,594
		42,113,573
	Materials — 1.6%
85,880	Vulcan Materials Co.	22,090,913
	Utilities — 1.5%
154,993	Vistra Corp.	21,368,885
	Energy — 1.2%
99,630	Diamondback Energy, Inc.	16,322,383
	Total Common Stocks	$1,345,550,705
	Short-Term Investment Fund — 1.9%
26,681,005	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	26,681,005
	Total Investment Securities—100.0% (Cost $1,013,292,580)	$1,372,231,710
	Liabilities in Excess of Other Assets — (0.0%)	(675,873)
	Net Assets — 100.0%	$1,371,555,837
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,345,550,705	$—	$—	$1,345,550,705
Short-Term Investment Fund	26,681,005	—	—	26,681,005
Total	$1,372,231,710	$—	$—	$1,372,231,710
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Non-US ESG Equity Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.5%
	Japan — 18.9%
	Communication Services — 3.5%
387,300	Nintendo Co. Ltd.	$ 22,557,047
	Consumer Discretionary — 5.2%
764,100	Denso Corp.	10,534,646
1,122,600	Sony Group Corp.	23,659,419
	Financials — 2.2%
1,220,600	Mitsubishi UFJ Financial Group, Inc.	14,250,145
	Industrials — 3.9%
1,034,400	Hitachi Ltd.	25,332,517
	Information Technology — 2.3%
99,500	Tokyo Electron Ltd.	14,956,779
	Materials — 1.8%
364,800	Shin-Etsu Chemical Co. Ltd.	12,015,466
	Total Japan	123,306,019
	United Kingdom — 11.3%
	Financials — 5.7%
21,121,265	Lloyds Banking Group PLC	14,424,324
160,457	London Stock Exchange Group PLC	22,649,302
	Industrials — 5.6%
494,806	RELX PLC	22,419,158
2,825,746	Rentokil Initial PLC	14,104,642
	Total United Kingdom	73,597,426
	France — 8.9%
	Energy — 1.7%
197,668	TotalEnergies SE ADR†	10,772,906
	Financials — 0.9%
100,048	BNP Paribas SA	6,142,630
	Industrials — 3.1%
226,725	Cie de Saint-Gobain SA	20,147,168
	Materials — 3.2%
130,474	Air Liquide SA	21,209,821
	Total France	58,272,525
	Sweden — 8.7%
	Financials — 6.0%
1,705,902	Svenska Handelsbanken AB - Class A	17,613,520
1,074,379	Swedbank AB - Class A	21,214,639
	Industrials — 2.7%
543,261	Atlas Copco AB - Class A	8,291,062
542,039	Epiroc AB - Class A	9,446,448
	Total Sweden	56,565,669
	Netherlands — 6.9%
	Energy — 3.0%
316,613	Shell PLC ADR	19,835,805
	Financials — 1.3%
5,574	Adyen NV, 144a*	8,283,404
	Health Care — 1.0%
264,708	Koninklijke Philips NV*	6,705,392
	Information Technology — 1.6%
14,528	ASML Holding NV	10,069,066
	Total Netherlands	44,893,667
	Germany — 6.2%
	Communication Services — 2.0%
445,578	Deutsche Telekom AG	13,350,898
Shares		Market Value
	Common Stocks — 98.5% (Continued)
	Germany — (Continued)
	Health Care — 2.1%
91,872	Merck KGaA	$ 13,369,483
	Industrials — 2.1%
41,931	MTU Aero Engines AG	14,004,781
	Total Germany	40,725,162
	Switzerland — 5.3%
	Health Care — 4.0%
17,015	Lonza Group AG	10,042,913
59,111	Roche Holding AG	16,527,835
	Industrials — 1.3%
155,955	ABB Ltd. ADR	8,376,343
	Total Switzerland	34,947,091
	Taiwan — 4.6%
	Information Technology — 4.6%
152,279	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	30,073,580
	Singapore — 4.4%
	Financials — 3.8%
2,014,900	Oversea-Chinese Banking Corp. Ltd.	24,608,128
	Real Estate — 0.6%
2,982,300	CapitaLand Integrated Commercial Trust REIT	4,205,675
	Total Singapore	28,813,803
	India — 4.3%
	Financials — 4.3%
949,648	ICICI Bank Ltd. ADR	28,356,489
	South Korea — 4.1%
	Communication Services — 3.2%
442,243	KT Corp. ADR†	6,863,611
463,372	KT Corp.	13,787,824
	Information Technology — 0.9%
171,797	Samsung Electronics Co. Ltd.	6,130,887
	Total South Korea	26,782,322
	Ireland — 3.6%
	Industrials — 3.6%
246,595	AerCap Holdings NV	23,599,141
	China — 3.3%
	Communication Services — 3.3%
408,465	Tencent Holdings Ltd. ADR	21,722,169
	United States — 3.2%
	Industrials — 3.2%
84,544	Schneider Electric SE	21,047,742
	Hong Kong — 2.4%
	Financials — 2.4%
2,148,600	AIA Group Ltd.	15,433,099
	Canada — 1.6%
	Information Technology — 1.6%
95,352	Shopify, Inc. - Class A*	10,138,778
	Denmark — 0.8%
	Health Care — 0.8%
61,696	Novo Nordisk A/S ADR	5,307,090
	Total Common Stocks	$643,581,772

Touchstone Non-US ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 3.2%
9,745,318	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	$ 9,745,318
11,019,334	Invesco Government & Agency Portfolio, Institutional Class, 4.42%∞Ω**	11,019,334
	Total Short-Term Investment Funds	$20,764,652
	Total Investment Securities — 101.7% (Cost $520,596,132)	$664,346,424
	Liabilities in Excess of Other Assets — (1.7)%	(10,953,230)
	Net Assets — 100.0%	$653,393,194
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2024 was $10,769,746.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $8,283,404 or 1.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$123,306,019	$—	$123,306,019
United Kingdom	—	73,597,426	—	73,597,426
France	10,772,906	47,499,619	—	58,272,525
Sweden	—	56,565,669	—	56,565,669
Netherlands	29,904,871	14,988,796	—	44,893,667
Germany	—	40,725,162	—	40,725,162
Switzerland	8,376,343	26,570,748	—	34,947,091
Taiwan	30,073,580	—	—	30,073,580
Singapore	—	28,813,803	—	28,813,803
India	28,356,489	—	—	28,356,489
South Korea	6,863,611	19,918,711	—	26,782,322
Ireland	23,599,141	—	—	23,599,141
China	21,722,169	—	—	21,722,169
United States	—	21,047,742	—	21,047,742
Hong Kong	—	15,433,099	—	15,433,099
Canada	10,138,778	—	—	10,138,778
Denmark	5,307,090	—	—	5,307,090
Short-Term Investment Funds	20,764,652	—	—	20,764,652
Total	$195,879,630	$468,466,794	$—	$664,346,424
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 97.5%
	India — 26.0%
	Consumer Discretionary — 2.8%
1,423,337	Titan Co. Ltd.	$ 53,958,615
	Consumer Staples — 4.4%
510,012	Avenue Supermarts Ltd., 144a*	21,192,480
1,156,984	Britannia Industries Ltd.	64,363,791
	Energy — 2.5%
3,489,511	Reliance Industries Ltd.	49,420,580
	Financials — 11.0%
1,137,984	Bajaj Finance Ltd.	90,490,897
4,467,402	HDFC Bank Ltd.	92,387,248
4,522,906	HDFC Life Insurance Co. Ltd., 144a	32,539,780
	Health Care — 3.4%
787,801	Apollo Hospitals Enterprise Ltd.	67,034,259
	Information Technology — 1.2%
498,841	Tata Consultancy Services Ltd.	23,805,434
	Materials — 0.7%
521,463	Asian Paints Ltd.	13,874,118
	Total India	509,067,202
	China — 20.1%
	Communication Services — 5.8%
1,185,484	Kanzhun Ltd. ADR*	16,359,679
1,816,842	Tencent Holdings Ltd.	96,969,994
	Consumer Discretionary — 8.6%
1,829,474	Alibaba Group Holding Ltd.	19,361,976
6,547,723	ANTA Sports Products Ltd.	64,667,306
710,500	BYD Co. Ltd. Class H	24,166,329
937,174	H World Group Ltd. ADR	30,954,857
14,360,000	Haidilao International Holding Ltd., 144a	28,990,347
	Consumer Staples — 1.9%
5,737,067	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	36,077,028
	Health Care — 0.7%
3,415,342	Hangzhou Tigermed Consulting Co. Ltd. Class H, 144a†	13,423,519
	Industrials — 3.1%
1,160,894	Contemporary Amperex Technology Co. Ltd. - Class A	42,315,341
1,716,727	Full Truck Alliance Co. Ltd. ADR	18,574,986
	Total China	391,861,362
	Brazil — 13.9%
	Consumer Discretionary — 5.1%
58,822	MercadoLibre, Inc.*	100,023,282
	Consumer Staples — 1.6%
8,531,956	Raia Drogasil SA	30,383,229
	Financials — 4.2%
6,464,571	NU Holdings Ltd. - Class A*	66,972,956
1,343,723	XP, Inc. - Class A	15,923,117
	Industrials — 3.0%
5,347,115	Localiza Rent a Car SA	27,870,068
3,518,500	WEG SA	30,054,347
	Total Brazil	271,226,999
	Taiwan — 10.8%
	Information Technology — 10.8%
1,072,715	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	211,850,485
Shares		Market Value
	Common Stocks — 97.5% (Continued)
	Singapore — 5.8%
	Communication Services — 4.4%
806,185	Sea Ltd. ADR*	$ 85,536,229
	Industrials — 1.4%
5,915,193	Grab Holdings Ltd. - Class A*	27,919,711
	Total Singapore	113,455,940
	Indonesia — 3.5%
	Financials — 3.5%
80,969,500	Bank Central Asia Tbk PT	48,672,253
75,419,900	Bank Rakyat Indonesia Persero Tbk PT	19,039,650
	Total Indonesia	67,711,903
	Hong Kong — 3.2%
	Financials — 3.2%
8,662,131	AIA Group Ltd.	62,218,897
	Argentina — 3.0%
	Information Technology — 3.0%
274,006	Globant SA*	58,752,367
	South Korea — 2.7%
	Consumer Discretionary — 2.4%
2,116,138	Coupang, Inc.*	46,512,713
	Information Technology — 0.3%
41,343	Samsung SDI Co. Ltd.	6,833,538
	Total South Korea	53,346,251
	Netherlands — 2.4%
	Information Technology — 2.4%
67,028	ASML Holding NV	46,455,766
	Poland — 2.0%
	Consumer Staples — 2.0%
411,845	Dino Polska SA, 144a*	38,869,106
	Kazakhstan — 1.9%
	Financials — 1.9%
397,683	Kaspi.KZ JSC ADR	37,664,557
	Vietnam — 0.8%
	Information Technology — 0.8%
2,630,700	FPT Corp.	15,721,720
	United Arab Emirates — 0.6%
	Consumer Discretionary — 0.6%
19,587,435	Americana Restaurants International PLC - Foreign Co.	11,872,491
	Saudi Arabia — 0.6%
	Financials — 0.6%
456,492	Al Rajhi Bank	11,474,302
	Philippines — 0.2%
	Industrials — 0.2%
623,600	International Container Terminal Services, Inc.	4,161,286
	Total Common Stocks	$1,905,710,634

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 3.2%
58,798,346	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	$ 58,798,346
3,451,625	Invesco Government & Agency Portfolio, Institutional Class, 4.42%∞Ω**	3,451,625
	Total Short-Term Investment Funds	$62,249,971
	Total Investment Securities — 100.7% (Cost $1,571,318,389)	$1,967,960,605
	Liabilities in Excess of Other Assets — (0.7)%	(14,420,392)
	Net Assets — 100.0%	$1,953,540,213
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2024 was $3,240,577.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
JSC – Joint Stock Company
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $135,015,232 or 6.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$64,363,791	$444,703,411	$—	$509,067,202
China	65,889,522	325,971,840	—	391,861,362
Brazil	271,226,999	—	—	271,226,999
Taiwan	211,850,485	—	—	211,850,485
Singapore	113,455,940	—	—	113,455,940
Indonesia	48,672,253	19,039,650	—	67,711,903
Hong Kong	—	62,218,897	—	62,218,897
Argentina	58,752,367	—	—	58,752,367
South Korea	46,512,713	6,833,538	—	53,346,251
Netherlands	46,455,766	—	—	46,455,766
Poland	38,869,106	—	—	38,869,106
Kazakhstan	37,664,557	—	—	37,664,557
Vietnam	—	15,721,720	—	15,721,720
United Arab Emirates	—	11,872,491	—	11,872,491
Saudi Arabia	—	11,474,302	—	11,474,302
Philippines	4,161,286	—	—	4,161,286
Short-Term Investment Funds	62,249,971	—	—	62,249,971
Total	$1,070,124,756	$897,835,849	$—	$1,967,960,605
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income Fund – December 31, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 45.0%
	Financials — 11.2%
$ 1,539,000	American Express Co., 5.043%, 7/26/28	$ 1,546,894
1,844,000	Ares Capital Corp., 5.875%, 3/1/29	1,860,249
1,886,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	1,745,488
2,596,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	2,192,650
699,000	Charles Schwab Corp. (The), Ser H, 4.000%(A)	603,448
946,000	Citigroup, Inc., Ser W, 4.000%(A)	920,546
1,321,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	1,341,313
1,129,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 5.355%, 2/15/27(B)	1,113,791
460,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	486,545
585,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	615,356
1,194,000	First Maryland Capital II, (TSFR3M + 1.112%), 5.683%, 2/1/27(B)	1,166,827
1,449,000	Goldman Sachs Group, Inc. (The), 6.561%, 10/24/34	1,557,955
1,884,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	1,748,854
618,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31	617,021
1,870,000	Morgan Stanley, 5.297%, 4/20/37	1,817,894
615,000	Nationstar Mortgage Holdings, Inc., 144a, 6.500%, 8/1/29	613,958
775,000	OneMain Finance Corp., 9.000%, 1/15/29	822,592
504,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	528,042
1,318,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.331%, 6/1/28(B)	1,296,965
1,172,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	1,095,133
1,744,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	1,674,605
2,255,000	State Street Corp., (TSFR3M + 1.262%), 5.620%, 6/15/47(B)	2,080,635
2,337,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.455%, 5/15/27(B)	2,302,370
		29,749,131
	Energy — 8.2%
790,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	814,413
1,427,000	Apache Corp., 5.100%, 9/1/40	1,243,364
685,789	Atlas Energy Note, 7.000%, 1/31/26(C)	685,789
700,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	715,234
1,420,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	1,231,267
200,000	Ecopetrol SA (Colombia), 6.875%, 4/29/30	195,181
630,000	Ecopetrol SA (Colombia), 8.625%, 1/19/29	668,168
1,516,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	1,465,787
395,000	Energy Transfer LP, (TSFR3M + 3.279%), 7.850%, 11/1/66(B)	393,015
79,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	80,375
99,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	99,968
1,839,000	HF Sinclair Corp., 5.000%, 2/1/28	1,816,554
168,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	160,280
488,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	451,301
767,819	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	637,660
405,000	Mesquite Energy, Inc., 7.250%, 7/15/25	6,075
2,133,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	2,091,959
1,488,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,667,069
795,000	OHI Group SA (Brazil), 144a, 13.000%, 7/22/29	795,095
1,128,000	Ovintiv, Inc., 7.200%, 11/1/31	1,210,657
883,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	818,972
Principal Amount		Market Value
	Corporate Bonds — 45.0% (Continued)
	Energy — 8.2% (Continued)
$ 350,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	$ 234,185
950,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	748,237
904,000	Plains All American Pipeline LP, (TSFR3M + 4.372%), 8.895%(A)(B)	897,294
426,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	422,119
1,349,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,126,782
659,000	SM Energy Co., 144a, 7.000%, 8/1/32	649,743
592,000	Valaris Ltd., 144a, 8.375%, 4/30/30	598,239
		21,924,782
	Consumer Discretionary — 6.9%
713,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	649,354
627,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	622,166
2,039,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	2,011,441
1,802,000	Ford Motor Credit Co. LLC, 5.303%, 9/6/29	1,765,596
559,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	543,898
1,011,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	907,577
2,679,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	2,294,840
1,355,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	1,197,040
1,726,000	Mattel, Inc., 5.450%, 11/1/41	1,544,684
1,445,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,350,214
736,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	555,687
433,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	430,301
731,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	710,702
2,145,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	2,018,866
1,441,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	1,075,761
676,000	Wynn Macau Ltd. (Macao), 144a, 5.625%, 8/26/28	651,043
		18,329,170
	Industrials — 3.9%
501,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	471,249
654,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	638,014
455,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 5/1/31	464,100
950,000	Limak Cimento Sanayi ve Ticaret AS (Turkey), 9.750%, 7/25/29	933,375
607,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	590,745
681,000	Stanley Black & Decker, Inc., 4.000%, 3/15/60	670,889
1,757,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.520%, 2/15/42(B)	1,569,795
2,140,000	Timken Co. (The), 4.500%, 12/15/28	2,098,941
681,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	682,513
2,260,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	2,173,324
		10,292,945
	Utilities — 3.5%
2,155,000	CMS Energy Corp., 4.750%, 6/1/50	2,041,743
1,522,000	Edison International, 4.125%, 3/15/28	1,476,213
439,000	Edison International, 7.875%, 6/15/54	453,422
771,000	Edison International, Ser B, 5.000%(A)	751,515
1,215,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	1,084,634
800,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	838,412

Touchstone Strategic Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 45.0% (Continued)
	Utilities — 3.5% (Continued)
$ 1,716,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	$ 1,688,519
880,000	Sorik Marapi Geothermal Power PT (Indonesia), 144a, 7.750%, 8/5/31	863,092
		9,197,550
	Health Care — 2.7%
995,000	Biocon Biologics Global PLC (India), 144a, 6.670%, 10/9/29	953,889
1,771,000	HCA, Inc., 5.450%, 4/1/31	1,767,682
450,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	449,364
940,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	897,616
1,539,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 5.137%, 7/15/26(B)	1,544,016
1,936,000	Viatris, Inc., 2.700%, 6/22/30	1,680,039
		7,292,606
	Consumer Staples — 2.1%
618,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	637,327
1,150,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	1,146,529
389,000	Coruripe Netherlands BV (Brazil), 10.000%, 2/10/27	387,826
1,812,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,815,938
601,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	555,380
1,032,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	1,026,742
		5,569,742
	Real Estate — 1.9%
728,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	687,269
2,724,000	Store Capital LLC REIT, 2.750%, 11/18/30	2,350,526
1,518,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 5.750%, 2/1/27	1,531,054
618,000	XHR LP REIT, 144a, 6.625%, 5/15/30	620,028
		5,188,877
	Information Technology — 1.8%
618,000	Central Parent, Inc. / CDK Global, Inc., 144a, 7.250%, 6/15/29	610,701
873,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	861,723
1,746,000	Micron Technology, Inc., 2.703%, 4/15/32	1,463,803
772,000	Micron Technology, Inc., 6.750%, 11/1/29	822,163
1,086,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	1,080,950
		4,839,340
	Communication Services — 1.7%
1,420,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,237,566
1,354,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	1,352,076
716,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	374,076
728,000	Gray Television, Inc., 144a, 5.375%, 11/15/31	388,143
1,131,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	1,076,917
		4,428,778
	Materials — 1.1%
923,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	850,697
Principal Amount		Market Value
	Corporate Bonds — 45.0% (Continued)
	Materials — 1.1% (Continued)
$ 1,123,000	Celanese US Holdings LLC, 6.379%, 7/15/32	$ 1,141,006
790,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.375%, 2/14/31	805,294
		2,796,997
	Total Corporate Bonds	$119,609,918
	U.S. Treasury Obligations — 23.3%
10,530,000	U.S. Treasury Bond, 4.250%, 8/15/54	9,633,305
19,771,000	U.S. Treasury Bond, 4.750%, 11/15/43	19,541,626
12,215,000	U.S. Treasury Note, 3.875%, 8/15/34	11,552,718
21,500,000	U.S. Treasury Note, 4.250%, 11/15/34	20,945,703
255,000	U.S. Treasury Note, 4.625%, 4/30/29	257,410
	Total U.S. Treasury Obligations	$61,930,762
	Asset-Backed Securities — 13.0%
2,528,500	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	2,313,236
2,100,000	Apex Credit CLO LLC (Cayman Islands), Ser 2020-2A, Class B, 144a, (TSFR3M + 2.962%), 7.609%, 4/17/33(B)	2,088,612
1,700,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2018-2A, Class A2R, 144a, (TSFR3M + 1.800%), 6.456%, 10/15/31(B)	1,701,406
1,496,250	Driven Brands Funding LLC, Ser 2024-1A, Class A2, 144a, 6.372%, 10/20/54	1,522,111
1,600,000	Dryden Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class BRR, 144a, (TSFR3M + 1.650%), 6.306%, 10/15/30(B)	1,602,608
1,600,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 6.297%, 4/16/34(B)	1,600,416
1,600,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.897%, 4/16/34(B)	1,606,206
2,605,500	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	2,332,934
945,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	828,269
1,625,250	NBC Funding LLC, Ser 2021-1, Class A2, 144a, 2.989%, 7/30/51	1,554,722
2,509,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	2,311,432
1,700,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 6.417%, 4/20/33(B)	1,701,100
2,300,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 6.417%, 10/20/30(B)	2,305,798
1,170,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	1,169,943
2,250,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (TSFR3M + 3.212%), 7.868%, 10/15/34(B)	2,260,775
2,239,388	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	2,228,994
1,464,931	TRTX Issuer, Ltd. (Cayman Islands), Ser 2019-FL3, Class C, 144a, (TSFR1M + 2.214%), 6.596%, 10/15/34(B)	1,459,250
2,475,000	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	2,415,769
1,644,750	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,493,796
	Total Asset-Backed Securities	$34,497,377

Touchstone Strategic Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 6.3%
$ 835,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(B)(D)	$ 864,487
2,325,000	Benchmark Mortgage Trust, Ser 2018-B5, Class AS, 4.419%, 7/15/51	2,222,248
21,003,280	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.065%, 1/10/57(B)(D)(E)	789,715
2,735,000	BX Trust, Ser 2019-OC11, Class E, 144a, 3.944%, 12/9/41(B)(D)	2,433,869
2,750,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	2,271,946
1,800,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(B)(D)	1,660,791
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2016-P5, Class B, 3.698%, 10/10/49(B)(D)	872,918
485,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(B)(D)	449,974
1,000,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class C, 4.917%, 1/15/49(B)(D)	932,604
1,199,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	1,048,940
825,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	783,742
1,316,000	JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Class B, 3.986%, 10/15/48	1,294,369
540,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	516,131
620,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	611,935
	Total Commercial Mortgage-Backed Securities	$16,753,669
	Non-Agency Collateralized Mortgage Obligations — 6.2%
1,434,729	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(B)(D)	1,367,490
2,444,707	Chase Home Lending Mortgage Trust, Ser 2024-RPL4, Class A1B, 144a, 3.375%, 12/25/64(B)(D)	2,155,957
1,197,237	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(B)(D)	1,178,040
1,094,452	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(B)(D)	947,647
1,045,672	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.481%, 5/25/49(B)(D)	961,748
2,560,791	JP Morgan Mortgage Trust, Ser 2020-5, Class B4, 144a, 3.570%, 12/25/50(B)(D)	2,120,796
1,239,931	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.015%, 11/25/50(B)(D)	1,065,568
2,550,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.268%, 7/25/59(B)(D)	2,278,121
715,889	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.845%, 2/25/52(B)(D)	580,001
2,375,000	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.777%, 11/25/60(B)(D)	2,116,624
2,000,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.901%, 7/25/57(B)(D)	1,697,667
	Total Non-Agency Collateralized Mortgage Obligations	$16,469,659
Shares
	Common Stocks — 2.9%
	Financials — 0.7%
20,428	Bank of America Corp.	897,811
1,679	Goldman Sachs Group, Inc. (The)	961,429
		1,859,240
Shares		MarketValue
	Common Stocks — 2.9% (Continued)
	Information Technology — 0.6%
3,865	International Business Machines Corp.	$ 849,643
3,951	Texas Instruments, Inc.	740,852
		1,590,495
	Industrials — 0.5%
6,550	RTX Corp.	757,966
8,228	Stanley Black & Decker, Inc.	660,626
		1,418,592
	Materials — 0.3%
39,560	Covia Equity*	619,786
44	HC Minerals LLC(C)*	161,307
		781,093
	Consumer Staples — 0.3%
6,351	Philip Morris International, Inc.	764,343
	Energy — 0.3%
7,034	Exxon Mobil Corp.	756,647
	Health Care — 0.2%
4,713	Johnson & Johnson	681,594
	Total Common Stocks	$7,852,004
Principal Amount
	Sovereign Government Obligations — 1.2%
$ 993,600	Argentine Republic Government International Bond, 0.750%, 7/9/30(B)(D)	765,718
897,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	853,162
1,200,000	Egypt Government International Bond, 8.500%, 1/31/47	930,961
43,200	Ghana Government International Bond, 144a, 7/3/26#	40,064
70,063	Ghana Government International Bond, 144a, 1/3/30#	54,320
326,700	Ghana Government International Bond, 144a, 5.000%, 7/3/29(B)(D)	281,779
469,800	Ghana Government International Bond, 144a, 5.000%, 7/3/35(B)(D)	329,785
	Total Sovereign Government Obligations	$3,255,789
	Agency Collateralized Mortgage Obligations — 0.3%
22,768,541	FRESB Mortgage Trust, Ser 2020-SB78, Class X1, 1.148%, 6/25/40(B)(D)(E)	812,111
Number of Rights
Rights — 0.0%
Energy — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights, 12/6/26*	34,229
Shares
	Short-Term Investment Fund — 0.7%
1,978,905	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	1,978,905
	Total Investment Securities—98.9% (Cost $268,297,433)	$263,194,423
	Other Assets in Excess of Liabilities — 1.1%	2,860,524
	Net Assets — 100.0%	$266,054,947
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2024.

Touchstone Strategic Income Fund (Unaudited) (Continued)
(C)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOC – State-Owned Company
SOFR – Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $108,001,046 or 40.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$118,924,129	$685,789	$119,609,918
U.S. Treasury Obligations	—	61,930,762	—	61,930,762
Asset-Backed Securities	—	34,497,377	—	34,497,377
Commercial Mortgage-Backed Securities	—	16,753,669	—	16,753,669
Non-Agency Collateralized Mortgage Obligations	—	16,469,659	—	16,469,659
Common Stocks	7,070,911	619,786	161,307	7,852,004
Sovereign Government Obligations	—	3,255,789	—	3,255,789
Agency Collateralized Mortgage Obligations	—	812,111	—	812,111
Rights	—	34,229	—	34,229
Short-Term Investment Fund	1,978,905	—	—	1,978,905
Other Financial Instruments
Futures
Interest rate contracts	45,483	—	—	45,483
Total Assets	$9,095,299	$253,297,511	$847,096	$263,239,906
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(326,852)	$—	$—	$(326,852)
Total Liabilities	$(326,852)	$—	$—	$(326,852)
Total	$8,768,447	$253,297,511	$847,096	$262,913,054
Measurements Using Unobservable Inputs (Level 3)
Assets
Beginning balance, March 31, 2024	$846,788
Change in unrealized appreciation (depreciation)	308
Ending balance, December 31, 2024	$847,096
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2024	$308
Security	Fair Value	Valuation Technique	Unobservable Input	Value or range of input	Impact to valuation from an increase to the input
Atlas Energy Note	$685,789	Recent Transaction	N/A	N/A	N/A
HC Minerals LLC	$161,307	Discount Cash Flow	Discount Rate Growth Rates	15.90% (38.3%)-0%	Decrease Increase

Touchstone Strategic Income Fund (Unaudited) (Continued)
Futures Contracts
At December 31, 2024, $435,675 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at December 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	3/20/2025	35	$4,161,719	$44,084
Long Futures:
2-Year U.S. Treasury Note	3/31/2025	108	22,205,813	1,399
5-Year U.S. Treasury Note	3/31/2025	124	13,181,782	(164,049)
10-Year U.S. Treasury Note	3/20/2025	135	14,681,250	(162,803)
				$(281,369)
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
December 31, 2024 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2024, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Strategic Income Opportunities Fund held Level 3 categorized securities during the period ended December 31, 2024. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.